UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       SEPTEMBER 30, 2007
                                               ---------------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]   is a restatement.
                                            [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HOCKY MANAGEMENT COMPANY, LLC
Address:      105 SOUTH BEDFORD ROAD, SUITE 310
              MOUNT KISCO, NEW YORK  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                       Place                Date of Signing:
/S/ DAVID SACHS             MT. KISCO NY             NOVEMBER 9, 2007
---------------             -------------            ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:              36
                                                 -------------

Form 13F Information Table Value Total:            $ 396,005
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

None


Name Of issuer            Title Of Class  Cusip      Market Value Shares/Prn Amt    SH/Prn  PUT     Investment   Sole  Shared  None
                                                       * 1000                              /CALL    Discretion
-----------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                 COMMON STOCK    013817101    13995        357750            SH            SOLE         357750
ALTRA HLDGS INC           COMMON STOCK    02208R106    16450        986807            SH            SOLE         986807
BAXTER INTERNATIONAL INC  COMMON STOCK    071813109    19377        344300            SH            SOLE         344300
BED BATH & BEYOND INC     COMMON STOCK    075896100    9943         291400            SH            SOLE         291400
CIT GROUP INC NEW         COMMON STOCK    125581108    11035        274500            SH            SOLE         274500
CHEESECAKE FACTORY INC    COMMON STOCK    163072101    9875         420735            SH            SOLE         420735
COMCAST CORP              COMMON STOCK    20030N101    14467        598318            SH            SOLE         598318
DST SYSTEMS INC-DEL       COMMON STOCK    233326107    16266        189556            SH            SOLE         189556
EAGLE MATERIALS INC       COMMON STOCK    26969P108    14157        396104            SH            SOLE         396104
EXPEDIA INC DEL           COMMON STOCK    30212P105    1196         37503             SH            SOLE          37503
FISERV INC                COMMON STOCK    337738108    19032        374200            SH            SOLE         374200
FLOWSERVE CORP            COMMON STOCK    34354P105    15510        203596            SH            SOLE         203596
FREEDOM ACQUISITION
  HLDGS INC               COMMON STOCK    35645F103    8438         750000            SH            SOLE         750000
WTS FREEDOM ACQUISITION   WARRANT OR
  HLDGS                   RIGHT           35645F111    2288         750000            SH            SOLE         750000
HEXCEL CORP NEW           COMMON STOCK    428291108    17405        766400            SH            SOLE         766400
HOUSTON WIRE & CABLE CO   COMMON STOCK    44244K109    2181         120443            SH            SOLE         120443
IAC/INTERACTIVECORP       COMMON STOCK    44919P300    1113         37503             SH            SOLE          37503
***INVESCO PLC            COMMON STOCK    46127U104    5730         209872            SH            SOLE         209872
KROGER CO                 COMMON STOCK    501044101    2510         88000             SH            SOLE          88000
MACYS INC                 COMMON STOCK    55616P104    11506        356000            SH            SOLE         356000
MERGE TECHNOLOGIES INC    COMMON STOCK    589981109    1174         267503            SH            SOLE         267503
MODINE MANUFACTURING CO   COMMON STOCK    607828100    1493         56100             SH            SOLE          56100
NALCO HOLDING COMPANY     COMMON STOCK    62985Q101    27518        928100            SH            SOLE         928100
***NEXEN INC              FOREIGN
                          COMMON STOCK    65334H102    8939         292300            SH            SOLE         292300
PENTAIR INC               COMMON STOCK    709631105    18624        561300            SH            SOLE         561300
QUALCOMM INC              COMMON STOCK    747525103    16143        382000            SH            SOLE         382000
ROSS STORES INC           COMMON STOCK    778296103    10170        396659            SH            SOLE         396659
TD AMERITRADE HLDG CORP   COMMON STOCK    87236Y108    6559         360000            SH            SOLE         360000
TENNECO INC               COMMON STOCK    880349105    20476        660300            SH            SOLE         660300
TRINITY INDUSTRIES INC    COMMON STOCK    896522109    5425         144500            SH            SOLE         144500
VALSPAR CORP              COMMON STOCK    920355104    9967         366300            SH            SOLE         366300
VIRGIN MEDIA INC          COMMON STOCK    92769L101    5168         212945            SH            SOLE         212945
VIRGIN MEDIA INC          CALL            92769L101    5461         225000                    CALL  SOLE         225000
***COVIDIEN LIMITED       COMMON STOCK    G2552X108    10542        254029            SH            SOLE         254029
***TYCO INTERNATIONAL LTD CALL            G9143X208    22170        500000                    CALL  SOLE         500000
KEY ENERGY GROUP INC      COMMON STOCK    492914106    13704        806100            SH            SOLE         806100

                                                       396005                                       No. of Other Managers